Financial Items (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of additional information [Abstract]
Schedule of financial items

Financial Items
($ millions)	2017	2016
Foreign exchange
Non-cash working capital gains (losses)	(3)	4
Other foreign exchange gains (losses)	(3)	9
Net foreign exchange gains (losses)	(6)	13
Finance income	37	17
Finance expenses
Long-term debt	(342)	(330)
Contribution payable (note 11)	(2)	(6)
Other	(4)	(17)
	(348)	(353)
Interest capitalized(1)	68	78
	(280)	(275)
Accretion of asset retirement obligations (note 16)	(112)	(126)
Finance expenses	(392)	(401)
Total Financial Items	(361)	(371)

(1)	Interest capitalized on project costs is calculated using the Company’s annualized effective interest rate of 5 percent (2016 – 5 percent).